Document and Entity Information	Sep. 11, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 11, 2024
Entity Registrant Name	STRYKER CORP
Entity Incorporation State Country Code	MI
Entity File Number	001-13149
Entity Tax Identification Number	38-1239739
Entity Address Address Line 1	1941 Stryker Way
Entity Address City Or Town	Portage
Entity Address State Or Province	MI
Entity Address Postal Zip Code	49002
City Area Code	269
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000310764
Common Stock, $.10 Par [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
0.250% Notes due 2024 [Member]
Document Information [Line Items]
Security 12b Title	0.250% Notes due 2024
Trading Symbol	SYK24A
Security Exchange Name	NYSE
2.125% Notes due 2027 [Member]
Document Information [Line Items]
Security 12b Title	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
0.750% Notes due 2029 [Member]
Document Information [Line Items]
Security 12b Title	0.750% Notes due 2029
Trading Symbol	SYK29
Security Exchange Name	NYSE
2.625% Notes due 2030 [Member]
Document Information [Line Items]
Security 12b Title	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
1.000% Notes due 2031 [Member]
Document Information [Line Items]
Security 12b Title	1.000% Notes due 2031
Trading Symbol	SYK31
Security Exchange Name	NYSE